CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, issued shares	37,774,800	36,619,439
Common stock, outstanding shares	37,774,800	36,619,439
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Treasury stock, shares	119,761	46,505